Financial information by segment	3 Months Ended
Mar. 31, 2019
Financial information by segment [Abstract]
Financial information by segment
Note 4. - Financial information by segment

Atlantica’s segment structure reflects how management currently makes financial decisions and allocates resources. Its operating segments are based on the following geographies where the contracted concessional assets are located:

•	North America

•	South America

•	EMEA

Based on the type of business, as of March 31, 2019, the Company had the following business sectors:

Renewable energy: Renewable energy assets include two solar plants in the United States, Solana and Mojave, each with a gross capacity of 280 MW and located in Arizona and California, respectively. The Company owns eight solar platforms in Spain: Solacor 1 and 2 with a gross capacity of 100 MW, PS10 and PS20 with a gross capacity of 31 MW, Solaben 2 and 3 with a gross capacity of 100 MW, Helioenergy 1 and 2 with a gross capacity of 100 MW, Helios 1 and 2 with a gross capacity of 100 MW, Solnova 1, 3 and 4 with a gross capacity of 150 MW, Solaben 1 and 6 with a gross capacity of 100 MW and Seville PV with a gross capacity of 1 MW. The Company also owns a solar plant in South Africa, Kaxu with a gross capacity of 100 MW. Additionally, the Company owns three wind farms in Uruguay, Palmatir, Cadonal and Melowind, with a gross capacity of 50 MW each, and a hydroelectric power plant in Peru with a gross capacity of 4MW.

Efficient natural gas: The Company´s sole efficient natural gas asset is ACT, a 300 MW cogeneration plant in Mexico, which is party to a 20-year take-or-pay contract with Pemex for the sale of electric power and steam.

Electric transmission lines: Electric transmission assets include (i) three lines in Peru, ATN, ATS and ATN2, spanning a total of 1,015 miles; and (ii) four lines in Chile, Quadra 1, Quadra 2, Palmucho and Chile TL3, spanning a total of 137 miles.

Water: Water assets include a minority interest in two desalination plants in Algeria, Honaine and Skikda with an aggregate capacity of 10.5 M ft3 per day

Atlantica Yield’s Chief Operating Decision Maker (CODM) assesses the performance and assignment of resources according to the identified operating segments. The CODM considers the revenues as a measure of the business activity and the Further Adjusted EBITDA as a measure of the performance of each segment. Further Adjusted EBITDA is calculated as profit/(loss) for the period attributable to the parent company, after adding back loss/(profit) attributable to non-controlling interests from continued operations, income tax, share of profit/(loss) of associates carried under the equity method, finance expense net, depreciation, amortization and impairment charges of entities included in these consolidated financial statements, and compensations received from Abengoa in lieu of Abengoa Concessões Brasil Holding (“ACBH”) dividends (for the period up to the first quarter of 2017 only).

In order to assess performance of the business, the CODM receives reports of each reportable segment using revenues and Further Adjusted EBITDA. Net interest expense evolution is assessed on a consolidated basis. Financial expense and amortization are not taken into consideration by the CODM for the allocation of resources.

In the three-month periods ended March 31, 2019 and March 31, 2018, Atlantica had three customers with revenues representing more than 10% of the total revenues, two in the renewable energy and one in the efficient natural gas business sectors.

a)	The following tables show Revenues and Further Adjusted EBITDA by operating segments and business sectors for the three-month period ended March 31, 2019 and 2018:

	Revenue		Further Adjusted EBITDA
	For the three-month period ended March 31,		For the three-month period ended March 31,
	($ in thousands)
Geography	2019	2018	2019	2018
North America	60,441	61,781	50,870	60,247
South America	33,493	29,536	28,212	24,180
EMEA	127,518	133,948	100,007	93,541
Total	221,452	225,265	179,089	177,968

	Revenue		Further Adjusted EBITDA
	For the three-month period ended March 31,		For the three-month period ended March 31,
	($ in thousands)
Business sector	2019	2018	2019	2018
Renewable energy	156,817	167,225	123,484	131,435
Efficient natural gas	34,009	28,387	30,476	23,330
Electric transmission lines	24,867	23,840	21,650	19,836
Water	5,759	5,813	3,479	3,367
Total	221,452	225,265	179,089	177,968

The reconciliation of segment Further Adjusted EBITDA with the profit/(loss) attributable to the Company is as follows:

	For the three-month period ended March 31, ($ in thousands)
	2019	2018
Loss attributable to the Company	$(8,957)	(4,764)
Profit attributable to non-controlling interests	5,267	3,254
Income tax	9,577	4,650
Share of (profits)/losses of associates	(1,823)	(1,407)
Financial expense, net	99,289	101,611
Depreciation, amortization, and impairment charges	75,736	74,624
Total segment Further Adjusted EBITDA	$179,089	177,968

b)	The assets and liabilities by operating segments (and business sector) as of March 31, 2019 and December 31, 2018 are as follows:

Assets and liabilities by geography as of March 31, 2019:

	North America	South America	EMEA	Balance as of March 31, 2019
	($ in thousands)
Assets allocated
Contracted concessional assets	3,419,111	1,200,662	3,769,735	8,389,508
Investments carried under the equity method	-	-	54,777	54,777
Current financial investments	140,258	70,948	30,338	241,544
Cash and cash equivalents (project companies)	156,085	40,526	349,772	546,383
Subtotal allocated	3,715,454	1,312,136	4,204,622	9,232,212
Unallocated assets
Other non-current assets				217,591
Other current assets (including cash and cash equivalents at holding company level)				370,040
Subtotal unallocated				587,631
Total assets				9,819,843

	North America	South America	EMEA	Balance as of March 31, 2019
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,734,366	897,807	2,444,179	5,076,352
Grants and other liabilities	1,518,669	8,364	126,290	1,653,323
Subtotal allocated	3,253,035	906,171	2,570,469	6,729,675
Unallocated liabilities
Long-term and short-term corporate debt				697,545
Other non-current liabilities				560,833
Other current liabilities				166,787
Subtotal unallocated				1,425,165
Total liabilities				8,154,840
Equity unallocated				1,665,003
Total liabilities and equity unallocated				3,090,168
Total liabilities and equity				9,819,843

Assets and liabilities by geography as of December 31, 2018:

	North America	South America	EMEA	Balance as of December 31, 2018
	($ in thousands)
Assets allocated
Contracted concessional assets	3,453,652	1,210,624	3,884,905	8,549,181
Investments carried under the equity method	-	-	53,419	53,419
Current financial investments	147,213	61,959	30,080	239,252
Cash and cash equivalents (project companies)	195,678	41,316	287,456	524,450
Subtotal allocated	3,796,543	1,313,899	4,255,860	9,366,302
Unallocated assets
Other non-current assets				188,736
Other current assets (including cash and cash equivalents at holding company level)				363,993
Subtotal unallocated				552,729
Total assets				9,919,031

	North America	South America	EMEA	Balance as of December 31, 2018
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,725,961	900,801	2,464,352	5,091,114
Grants and other liabilities	1,527,724	7,550	122,852	1,658,126
Subtotal allocated	3,253,685	908,351	2,587,204	6,749,240
Unallocated liabilities
Long-term and short-term corporate debt				684,073
Other non-current liabilities				523,827
Other current liabilities				205,779
Subtotal unallocated				1,413,679
Total liabilities				8,162,919
Equity unallocated				1,756,112
Total liabilities and equity unallocated				3,169,791
Total liabilities and equity				9,919,031

Assets and liabilities by business sector as of March 31, 2019:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of March 31, 2019
	($ in thousands)
Assets allocated
Contracted concessional assets	6,844,804	581,808	876,781	86,115	8,389,508
Investments carried under the equity method	10,114	-	-	44,663	54,777
Current financial investments	15,083	140,237	70,091	16,133	241,544
Cash and cash equivalents (project companies)	491,723	28,612	13,586	12,462	546,383
Subtotal allocated	7,361,724	750,657	960,458	159,373	9,232,212
Unallocated assets
Other non-current assets					217,591
Other current assets (including cash and cash equivalents at holding company level)					370,040
Subtotal unallocated					587,631
Total assets					9,819,843

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of March 31, 2019
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,857,857	540,695	649,802	27,998	5,076,352
Grants and other liabilities	1,651,442	151	959	771	1,653,323
Subtotal allocated	5,509,299	540,846	650,761	28,769	6,729,675
Unallocated liabilities
Long-term and short-term corporate debt					697,545
Other non-current liabilities					560,833
Other current liabilities					166,787
Subtotal unallocated					1,425,165
Total liabilities					8,154,840
Equity unallocated					1,665,003
Total liabilities and equity unallocated					3,090,168
Total liabilities and equity					9,819,843

Assets and liabilities by business sector as of December 31, 2018:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2018
	($ in thousands)
Assets allocated
Contracted concessional assets	6,998,020	580,997	882,980	87,184	8,549,181
Investments carried under the equity method	10,257	-	-	43,162	53,419
Current financial investments	15,396	147,192	61,102	15,562	239,252
Cash and cash equivalents (project companies)	453,096	45,625	14,043	11,686	524,450
Subtotal allocated	7,476,769	773,814	958,125	157,594	9,366,302
Unallocated assets
Other non-current assets					188,736
Other current assets (including cash and cash equivalents at holding company level)					363,993
Subtotal unallocated					552,729
Total assets					9,919,031

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2018
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,868,626	545,123	647,820	29,545	5,091,114
Grants and other liabilities	1,656,146	161	1,025	794	1,658,126
Subtotal allocated	5,524,772	545,284	648,845	30,339	6,749,240
Unallocated liabilities
Long-term and short-term corporate debt					684,073
Other non-current liabilities					523,827
Other current liabilities					205,779
Subtotal unallocated					1,413,679
Total liabilities					8,162,919
Equity unallocated					1,756,112
Total liabilities and equity unallocated					3,169,791
Total liabilities and equity					9,919,031

c)	The amount of depreciation, amortization and impairment charges recognized for the three-month periods ended March 31, 2019 and 2018 are as follows:
	For the three-month period ended March 31,
Depreciation, amortization and impairment by geography	2019	2018
	($ in thousands)
North America	(26,583)	(23,861)
South America	(11,251)	(10,197)
EMEA	(37,902)	(40,566)
Total	(75,736)	(74,624)

	For the three-month period ended March 31,
Depreciation, amortization and impairment by business sectors	2019	2018
	($ in thousands)
Renewable energy	(72,139)	(67,554)
Electric transmission lines	(6,134)	(7,070)
Efficent natual gas	2,537	-
Total	(75,736)	(74,624)